Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Regarding the Grant of Equity Awards
Annual equity grants are made at the Compensation Committee’s regularly scheduled meeting in November, which is typically scheduled more than a year in advance, to align the timing of grants with our fiscal year, most importantly for PSUs, which are earned based on a fiscal year performance period. The exercise price of stock options is the closing price of Cabot stock on the NYSE on the date the options are granted. From time to time, equity awards outside of the annual grant program are made for recruiting or retention pur
po
ses or in connection with promotions or to recognize specific achievements or performance. The Compensation Committee does not schedule equity award grant dates, including the grant of stock options, in anticipation of the release of material non-public
information.

Award Timing Method	Annual equity grants are made at the Compensation Committee’s regularly scheduled meeting in November, which is typically scheduled more than a year in advance, to align the timing of grants with our fiscal year, most importantly for PSUs, which are earned based on a fiscal year performance period.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not schedule equity award grant dates, including the grant of stock options, in anticipation of the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false